Investment securities	12 Months Ended
Dec. 31, 2012
Investment securities
16 Investment securities
end of	2012	2011

Investment securities (CHF million)

Debt securities held-to-maturity	0	2

Securities available-for-sale	3,498	5,158

Total investment securities	3,498	5,160

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2012 (CHF million)

Debt securities issued by the Swiss federal, cantonal or local governmental entities	452	31	0	483

Debt securities issued by foreign governments	1,523	82	0	1,605

Corporate debt securities	823	22	0	845

Collateralized debt obligations	448	22	0	470

Debt securities available-for-sale	3,246	157	0	3,403

Banks, trust and insurance companies	73	14	0	87

Industry and all other	8	0	0	8

Equity securities available-for-sale	81	14	0	95

Securities available-for-sale	3,327	171	0	3,498

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. There were no unrealized losses on investment securities in 2012. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2012	2011	2010	2012	2011	2010

Additional information (CHF million)

Proceeds from sales	294	2,117	985	642	1	3

Realized gains	14	40	5	294	0	0

Realized losses	(2)	(22)	(11)	0	0	0

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)

2012 (CHF million)

Due within 1 year	1,109	1,121	2.54

Due from 1 to 5 years	1,452	1,544	2.98

Due from 5 to 10 years	501	538	1.62

Due after 10 years	184	200	2.26

Total debt securities	3,246	3,403	2.58

Bank
Investment securities
15 Investment securities
end of	2012	2011

Investment securities (CHF million)

Debt securities held-to-maturity	0	2

Securities available-for-sale	1,939	3,650

Total investment securities	1,939	3,652

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2012 (CHF million)

Debt securities issued by foreign governments	1,288	67	0	1,355

Corporate debt securities	465	0	0	465

Collateralized debt obligations	23	1	0	24

Debt securities available-for-sale	1,776	68	0	1,844

Banks, trust and insurance companies	73	14	0	87

Industry and all other	8	0	0	8

Equity securities available-for-sale	81	14	0	95

Securities available-for-sale	1,857	82	0	1,939

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	1	0	0	1

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	176	1	0	177

Debt securities available-for-sale	3,445	114	1	3,558

Banks, trust and insurance companies	68	8	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	9	0	92

Securities available-for-sale	3,528	123	1	3,650

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

There were no unrealized losses on investment securities in 2012. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2012	2011	2010	2012	2011	2010

Additional information (CHF million)

Proceeds from sales	294	2,117	984	642	1	3

Realized gains	14	40	5	294	0	0

Realized losses	(2)	(22)	(11)	0	0	0

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)

2012 (CHF million)

Due within 1 year	948	958	2.53

Due from 1 to 5 years	703	754	3.76

Due from 5 to 10 years	87	87	0.00

Due after 10 years	38	45	5.32

Total debt securities	1,776	1,844	2.97